United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-2677
(Investment Company Act File Number)

Federated Hermes Municipal Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-03-31

Date of Reporting Period: 2026-03-31

Item 1.	Reports to Stockholders

Federated Hermes Municipal
Bond Fund, Inc.
Class A Shares / LMSFX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to or planned for the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$84	0.83%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide for its shareholders a high level of current income which is exempt from federal regular income tax by investing at least a majority of its assets in a portfolio of investment-grade, tax-exempt securities.
Top Contributors to Performance
  Sector allocation was a positive contributor to relative Fund performance. An overweight allocation to industrial development bonds (IDBs) and the Airport sector each contributed positively.
  Duration management contributed positively to relative performance. The Fund had a long duration position relative to the Index during periods of falling rates.
Top Detractors from Performance
  Yield curve management contributed negatively to relative Fund performance. An overweight allocation to bonds with maturities greater than 22 years and a corresponding underweight allocation to bonds with maturities between 2 and 10 years detracted from performance as the municipal AAA curve twist steepened during the fiscal year.
  Credit allocation contributed negatively to relative performance. An underweight allocation to AAA-rated, AA-rated and nonrated bonds and an overweight allocation to BB-rated bonds all detracted from performance relative to the Index.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2016 through March 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	-1.13%	-0.64%	1.29%
Class A Shares — excluding sales load	3.49%	0.28%	1.75%
S&P Municipal Bond Index	4.32%	1.08%	2.25%
Morningstar Municipal National Long Funds Average	3.82%	0.42%	1.94%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$210,647,430
Number of Investments	158
Portfolio Turnover	37%
Total Advisory Fees Paid	$593,616
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 31, 2025, R.J. Gallo no longer serves as portfolio manager for the Fund and Ann Ferentino has been added to the Fund’s portfolio management team.
Lee R. Cunningham II will retire on April 1, 2026. Effective upon his retirement, Mr. Cunningham will no longer serve as a portfolio manager of the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313913105
8042830-A (5/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Municipal Bond Fund, Inc.

Federated Hermes Municipal
Bond Fund, Inc.
Class C Shares / LMSCX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to or planned for the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$160	1.58%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide for its shareholders a high level of current income which is exempt from federal regular income tax by investing at least a majority of its assets in a portfolio of investment-grade, tax-exempt securities.
Top Contributors to Performance
  Sector allocation was a positive contributor to relative Fund performance. An overweight allocation to industrial development bonds (IDBs) and the Airport sector each contributed positively.
  Duration management contributed positively to relative performance. The Fund had a long duration position relative to the Index during periods of falling rates.
Top Detractors from Performance
  Yield curve management contributed negatively to relative Fund performance. An overweight allocation to bonds with maturities greater than 22 years and a corresponding underweight allocation to bonds with maturities between 2 and 10 years detracted from performance as the municipal AAA curve twist steepened during the fiscal year.
  Credit allocation contributed negatively to relative performance. An underweight allocation to AAA-rated, AA-rated and nonrated bonds and an overweight allocation to BB-rated bonds all detracted from performance relative to the Index.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2016 through March 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	1.81%	-0.47%	1.13%
Class C Shares — excluding sales load	2.81%	-0.47%	1.13%
S&P Municipal Bond Index	4.32%	1.08%	2.25%
Morningstar Municipal National Long Funds Average	3.82%	0.42%	1.94%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$210,647,430
Number of Investments	158
Portfolio Turnover	37%
Total Advisory Fees Paid	$593,616
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 31, 2025, R.J. Gallo no longer serves as portfolio manager for the Fund and Ann Ferentino has been added to the Fund’s portfolio management team.
Lee R. Cunningham II will retire on April 1, 2026. Effective upon his retirement, Mr. Cunningham will no longer serve as a portfolio manager of the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313913303
8042830-B (5/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Municipal Bond Fund, Inc.

Federated Hermes Municipal
Bond Fund, Inc.
Class F Shares / LMFFX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to or planned for the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$84	0.83%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide for its shareholders a high level of current income which is exempt from federal regular income tax by investing at least a majority of its assets in a portfolio of investment-grade, tax-exempt securities.
Top Contributors to Performance
  Sector allocation was a positive contributor to relative Fund performance. An overweight allocation to industrial development bonds (IDBs) and the Airport sector each contributed positively.
  Duration management contributed positively to relative performance. The Fund had a long duration position relative to the Index during periods of falling rates.
Top Detractors from Performance
  Yield curve management contributed negatively to relative Fund performance. An overweight allocation to bonds with maturities greater than 22 years and a corresponding underweight allocation to bonds with maturities between 2 and 10 years detracted from performance as the municipal AAA curve twist steepened during the fiscal year.
  Credit allocation contributed negatively to relative performance. An underweight allocation to AAA-rated, AA-rated and nonrated bonds and an overweight allocation to BB-rated bonds all detracted from performance relative to the Index.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2016 through March 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class F Shares — including sales load	1.52%	0.08%	1.65%
Class F Shares — excluding sales load	3.60%	0.28%	1.75%
S&P Municipal Bond Index	4.32%	1.08%	2.25%
Morningstar Municipal National Long Funds Average	3.82%	0.42%	1.94%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$210,647,430
Number of Investments	158
Portfolio Turnover	37%
Total Advisory Fees Paid	$593,616
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 31, 2025, R.J. Gallo no longer serves as portfolio manager for the Fund and Ann Ferentino has been added to the Fund’s portfolio management team.
Lee R. Cunningham II will retire on April 1, 2026. Effective upon his retirement, Mr. Cunningham will no longer serve as a portfolio manager of the Fund.
On May 14, 2026, the Fund’s Board of Directors approved conversion of Class F Shares into Class A Shares of the Fund on or about August 28, 2026, resulting in the closure and termination of the Fund’s Class F Shares.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313913402
8042830-C (5/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Municipal Bond Fund, Inc.

Federated Hermes Municipal
Bond Fund, Inc.
Institutional Shares / LMBIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to or planned for the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	0.58%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide for its shareholders a high level of current income which is exempt from federal regular income tax by investing at least a majority of its assets in a portfolio of investment-grade, tax-exempt securities.
Top Contributors to Performance
  Sector allocation was a positive contributor to relative Fund performance. An overweight allocation to industrial development bonds (IDBs) and the Airport sector each contributed positively.
  Duration management contributed positively to relative performance. The Fund had a long duration position relative to the Index during periods of falling rates.
Top Detractors from Performance
  Yield curve management contributed negatively to relative Fund performance. An overweight allocation to bonds with maturities greater than 22 years and a corresponding underweight allocation to bonds with maturities between 2 and 10 years detracted from performance as the municipal AAA curve twist steepened during the fiscal year.
  Credit allocation contributed negatively to relative performance. An underweight allocation to AAA-rated, AA-rated and nonrated bonds and an overweight allocation to BB-rated bonds all detracted from performance relative to the Index.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2016 through March 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	3.87%	0.54%	1.91%
S&P Municipal Bond Index	4.32%	1.08%	2.25%
Morningstar Municipal National Long Funds Average	3.82%	0.42%	1.94%
[1]
The Fund’s Institutional Shares commenced operations on July 27, 2017. For the period prior to the commencement of operations of Institutional Shares, the performance information shown for the Fund’s Institutional Shares is for the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares, since the Institutional Shares have a lower expense ratio than the expense ratio of Class A Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$210,647,430
Number of Investments	158
Portfolio Turnover	37%
Total Advisory Fees Paid	$593,616
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 31, 2025, R.J. Gallo no longer serves as portfolio manager for the Fund and Ann Ferentino has been added to the Fund’s portfolio management team.
Lee R. Cunningham II will retire on April 1, 2026. Effective upon his retirement, Mr. Cunningham will no longer serve as a portfolio manager of the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313913600
8042830-D (5/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Municipal Bond Fund, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $36,960

Fiscal year ended 2025 - $35,538

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,683 respectively. Fiscal year ended 2025- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2026 - $142,270

Fiscal year ended 2025 - $158,010

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
March 31, 2026

Share Class | Ticker	A | LMSFX	C | LMSCX	F | LMFFX	Institutional | LMBIX

Federated Hermes Municipal Bond Fund, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
March 31, 2026
Principal Amount			Value
		MUNICIPAL BONDS—96.6%
		Alabama—4.5%
$2,500,000		Birmingham, AL Special Care Facilities Financing Authority (Children’s Hospital of Alabama), Revenue Bonds (Series 2025A), 5.250%, 6/1/2050	$ 2,616,415
3,000,000	[1]	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2022B-2) FRNs, (Goldman Sachs Group, Inc. GTD), 3.070% (SIFMA 7-day +0.650%), Mandatory Tender 10/1/2027	2,995,417
1,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2025F), (Pacific Life Insurance Co. GTD), 5.000%, 12/1/2035	1,059,185
1,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2025G), (Goldman Sachs Group, Inc. GTD), 5.000%, 10/1/2035	1,041,595
775,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026B), (Canadian Imperial Bank of Commerce GTD), 5.000%, 12/1/2034	826,948
1,000,000		Mobile County, AL IDA (AM/NS Calvert LLC), Solid Waste Disposal Revenue Bonds (Series 2024B), (Original Issue Yield: 4.875%), 4.750%, 12/1/2054	917,753
		TOTAL	9,457,313
		Arizona—1.5%
1,000,000		Arizona State IDA (Equitable School Revolving Fund), National Charter School Revolving Loan Fund Revenue Bonds (Series 2019A), 5.000%, 11/1/2044	1,013,154
2,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022-2), 5.000%, Mandatory Tender 9/1/2027	2,031,840
		TOTAL	3,044,994
		Arkansas—0.5%
1,000,000		Arkansas Development Finance Authority (United States Steel Corp.), Environmental Improvement Revenue Bonds (Series 2026), 4.250%, Mandatory Tender 3/3/2036	993,092
		California—5.5%
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 3.670% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,502,037
1,500,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds (Series 2026A-1), (Morgan Stanley GTD), 4.080%, Mandatory Tender 2/1/2036	1,585,649
1,000,000		Los Angeles, CA Department of Airports, Subordinate Refunding Revenue Bonds (Series 2021D), 5.000%, 5/15/2046	1,018,624
2,000,000		Los Angeles, CA Unified School District, UT GO Bonds (Series QRR 2022), 5.250%, 7/1/2047	2,130,843
1,600,000		San Diego County, CA Regional Airport Authority, Senior Airport Revenue Bonds (Series 2025B), 5.250%, 7/1/2050	1,665,256
1,085,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Refunding Bonds (Series 2020B), 5.000%, 7/1/2037	1,124,270
1,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023A), 5.000%, 5/1/2038	1,607,823
1,000,000		University of California (The Regents of), General Revenue Bonds (Series 2025CC), 5.000%, 5/15/2053	1,039,858
		TOTAL	11,674,360
		Colorado—2.5%
2,000,000		Cherry Creek, CO School District No. 5, UT GO Bonds (Series 2024), 5.250%, 12/15/2044	2,200,797
1,000,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2022A), 4.000%, 5/15/2052	877,258
1,000,000		Denver, CO City & County Department of Aviation, Airport System Senior Revenue Bonds (Series 2022A), (Original Issue Yield: 4.390%), 4.125%, 11/15/2047	902,213
1,250,000		Denver, CO City & County School District #1, UT GO Bonds (Series 2025A), 5.500%, 12/1/2049	1,357,273
		TOTAL	5,337,541
		Connecticut—1.0%
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2036	1,042,733
1,000,000		Connecticut State, UT GO Bonds (Series 2025A), 5.000%, 3/15/2043	1,084,461
		TOTAL	2,127,194
		District of Columbia—3.3%
2,085,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	2,031,612
15,000		District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), (United States Treasury PRF 4/1/2027@100), 5.000%, 4/1/2036	15,361
Annual Financial Statements and Additional Information

Principal Amount		Value
	MUNICIPAL BONDS—continued
	District of Columbia—continued
$ 500,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue and Refunding Bonds (Series 2025A), 5.250%, 6/1/2050	$ 529,454
1,545,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2019A), 5.000%, 3/1/2044	1,595,749
2,000,000	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2024A), (Original Issue Yield: 4.530%), 4.375%, 7/15/2059	1,842,914
1,000,000	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2024A), 5.000%, 7/15/2054	1,016,334
	TOTAL	7,031,424
	Florida—4.7%
1,500,000	Alachua County, FL Health Facilities Authority (Oak Hammock at The University of Florida), Revenue Bonds (Series 2025A), 5.750%, 10/1/2053	1,555,596
760,000	Lakes of Sarasota CDD 2, Capital Improvement Revenue Bonds (Series 2025A), 5.700%, 5/1/2055	737,797
2,000,000	Lakewood Ranch, FL Stewardship District (Lakewood Ranch Southeast Project), Special Assessment Revenue Bonds (Series 2025), (Original Issue Yield: 6.080%), 6.000%, 5/1/2056	2,065,922
750,000	Miami Beach, FL Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2025), (Assured Guaranty, Inc. INS), 5.000%, 2/1/2044	780,370
1,000,000	Miami-Dade County, FL Aviation Department, Aviation Revenue Bonds (Series 2025A), 5.250%, 10/1/2050	1,028,983
1,425,000	Miami-Dade County, FL Aviation Department, Aviation Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2035	1,567,769
1,210,000	Miami-Dade County, FL IDA (Doral Academy), Industrial Development Revenue Bonds (Series 2017), 5.000%, 1/15/2037	1,218,651
1,000,000	Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.250%, 10/1/2056	1,032,450
	TOTAL	9,987,538
	Georgia—0.9%
500,000	Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue Bonds (Series 2025A), 5.250%, 7/1/2050	529,913
1,000,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	996,591
400,000	Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Convention Center Hotel First Tier Revenue Bonds (Series 2025A), (Original Issue Yield: 5.390%), 5.250%, 6/1/2061	386,823
	TOTAL	1,913,327
	Hawaii—1.7%
750,000	Hawaii State Airports System, Airports System Revenue Bonds (Series 2025A), 5.250%, 7/1/2051	770,759
500,000	Hawaii State Department of Budget & Finance (Queen’s Health Systems), Special Purpose Revenue Bonds (Series 2025A), 5.000%, 7/1/2043	529,401
2,000,000	Honolulu, HI City & County, UT GO Bonds (Series 2025F), 5.000%, 7/1/2036	2,271,049
	TOTAL	3,571,209
	Illinois—8.0%
570,000	Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.750%, 4/1/2048	596,354
1,810,000	Chicago, IL Metropolitan Water Reclamation District, UT GO Capital Improvement Bonds (Series 2024B), 5.000%, 12/1/2040	1,966,715
2,000,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2022A), 5.250%, 1/1/2053	2,022,050
1,000,000	Chicago, IL Transit Authority, Sales Tax Receipt Revenue Refunding Bonds (Series 2024A), 5.000%, 12/1/2049	1,013,672
1,000,000	Granite City, IL (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	971,397
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2021A), 5.000%, 1/1/2046	2,062,989
1,010,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	1,043,462
890,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	916,337
1,000,000	Illinois State, UT GO Bonds (Series 2023B), 5.250%, 5/1/2039	1,060,838
1,000,000	Illinois State, UT GO Bonds (Series 2023C), 5.000%, 12/1/2042	1,034,190
3,000,000	Illinois State, UT GO Bonds (Series 2026C), 5.250%, 4/1/2044	3,165,055
1,000,000	Sales Tax Securitization Corp., IL, Second Lien Sales Tax Securitization Refunding Bonds (Series 2025A), 5.000%, 1/1/2042	1,054,903
	TOTAL	16,907,962
	Indiana—3.3%
1,500,000	Indiana Finance Authority (Indiana University Health Obligated Group), Revenue Bonds (Series 2025C), 5.000%, 10/1/2043	1,592,659
1,250,000	Indiana State Finance Authority (Marquette Project), Revenue Bonds (Series 2025A), 5.375%, 3/1/2055	1,257,618
3,000,000	Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Subordinate Revenue Bonds (Series 2023F-1), (Original Issue Yield: 5.400%), (Build America Mutual Assurance INS), 5.250%, 3/1/2067	3,076,460
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2025B-1), 5.250%, 1/1/2055	$ 1,028,815
		TOTAL	6,955,552
		Iowa—1.1%
500,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	563,103
1,500,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, Mandatory Tender 12/1/2042	1,689,308
		TOTAL	2,252,411
		Kansas—0.5%
1,000,000		Kansas State Department of Transportation, Highway Revenue and Refunding Bonds (Series 2025A), 5.000%, 9/1/2040	1,103,763
		Kentucky—1.5%
2,085,000	[1]	Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 3.632% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	2,085,503
1,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025C), (BP PLC GTD), 5.000%, 5/1/2036	1,052,428
		TOTAL	3,137,931
		Louisiana—2.3%
3,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	3,080,191
1,745,000		New Orleans, LA Aviation Board, General Airport Revenue Refunding Bonds (Series 2024B), 5.250%, 1/1/2045	1,812,483
		TOTAL	4,892,674
		Massachusetts—3.7%
2,500,000		Boston, MA, UT GO Bonds (Series 2025A), 5.000%, 2/1/2040	2,761,510
1,000,000		Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group), Revenue Bonds (Series 2025N-1), 5.250%, 7/1/2050	1,003,026
3,000,000		Massachusetts State Transportation Fund Revenue, Rail Enhancement Program (Series 2022B), 5.000%, 6/1/2052	3,079,880
1,000,000		Watertown, MA, UT GO Bonds (Series 2024), 4.000%, 6/15/2054	914,804
		TOTAL	7,759,220
		Michigan—4.1%
1,000,000		Ann Arbor, MI Public School District, UT GO School Building and Site and Refunding Bonds (Series 2025), 5.000%, 5/1/2039	1,112,747
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	1,033,792
1,000,000		Kalamazoo, MI Economic Development Corp. (Lifecare, Inc. d/b/a Friendship Village), Limited Obligation Revenue Bonds Temps-85 (Series 2026B-1), 4.500%, 8/15/2031	985,735
1,580,000		Michigan State Building Authority, Revenue and Revenue Refunding Bonds Facilities Program (Series 2025-I), 5.000%, 4/15/2039	1,764,786
570,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.500%, 2/28/2049	592,558
1,000,000		Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2023), 5.500%, 11/15/2049	1,066,362
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2018D), 5.000%, 12/1/2031	2,085,099
		TOTAL	8,641,079
		Minnesota—1.3%
2,450,000		Minnesota State, UT GO Bonds (Series 2024A), 5.000%, 8/1/2036	2,761,914
		Nebraska—1.0%
2,000,000		Omaha, NE Public Power District, Electric System Revenue Bonds (Series 2024A), 5.500%, 2/1/2049	2,145,910
		Nevada—0.8%
1,625,000		Nevada State, LT GO Bonds (Series 2023A), 5.000%, 5/1/2042	1,757,592
		New Hampshire—1.0%
1,000,000		National Finance Authority, NH (Winston-Salem Sustainable Energy Partners LLC), Revenue Bonds (Series 2025A), 5.000%, 12/1/2035	1,095,285
1,000,000		New Hampshire Health and Education Facilities Authority (Dartmouth Health Obligated Group), Revenue Bonds (Series 2025), 5.250%, 8/1/2055	1,023,387
		TOTAL	2,118,672
		New Jersey—0.5%
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2025AA), 5.250%, 6/15/2050	1,046,277
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—5.8%
$1,000,000	[2]	Build NYC Resource Corporation (RiverSpring Health Senior Living), Rivers Edge Revenue Bonds TEMPS-50 (Series 2026B-3), 5.000%, 12/15/2031	$ 985,239
2,000,000		New York City, NY Municipal Water Finance Authority (New York City, NY Water & Sewer System), Water and Sewer System Second General Resolution Revenue Bonds (Series 2023AA-1), 5.250%, 6/15/2052	2,087,742
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023A-1), (Original Issue Yield: 4.360%), 4.000%, 8/1/2048	929,855
1,000,000		New York Transportation Development Corporation (DELTA AIR LINES 2020-1 CLASS), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	1,096,500
1,000,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2025), 6.000%, 6/30/2059	1,048,044
1,555,000		Port Authority of New York and New Jersey, Consolidated Bonds (Series 2025-250), 5.000%, 10/15/2044	1,683,756
750,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.865%), 5.750%, 12/1/2044	766,285
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	1,016,815
1,000,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax), TBTA Lockbox Fund Revenue Bonds (Series 2025A), 5.250%, 12/1/2054	1,040,878
1,500,000		Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-1), 5.000%, 12/15/2038	1,654,761
		TOTAL	12,309,875
		North Carolina—2.7%
2,000,000		Charlotte, NC (Charlotte, NC Water & Sewer System), Water and Sewer System Revenue Bonds (Series 2022A), 5.000%, 7/1/2045	2,109,985
2,270,000		Charlotte, NC Aviation Department, Airport Revenue Bonds (Series 2023B), 5.000%, 7/1/2032	2,481,736
1,000,000		North Carolina Medical Care Commission (Duke University Health Systems), Health Care Facilities Revenue Bonds (Series 2025A), 5.000%, 6/1/2040	1,083,617
		TOTAL	5,675,338
		Ohio—3.0%
650,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2025A), 5.000%, 11/1/2039	697,225
1,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	806,345
1,500,000		Columbus, OH Regional Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 1/1/2055	1,556,701
1,370,000		Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Air Quality Revenue Refunding Bonds (Series 2026B), 4.350%, 6/30/2040	1,347,009
1,500,000		Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,375,249
500,000		Port of Greater Cincinnati, OH Development Authority (3CDC Parking Facilities Obligated Group), Parking Revenue and Refunding Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.000%, 12/1/2060	501,042
		TOTAL	6,283,571
		Oklahoma—0.8%
1,500,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	1,460,291
250,000		Trustees of the Tulsa Municipal Airport Trust (American Airlines, Inc.), Revenue Bonds (Series 2025), 6.250%, 12/1/2040	273,804
		TOTAL	1,734,095
		Oregon—1.5%
1,500,000		Port of Portland, OR International Airport, Airport Revenue Bonds (Series Thirty A), 5.250%, 7/1/2054	1,530,146
1,500,000		Portland, OR Sewer System, Second Lien Revenue Refunding Bonds (Series 2025A), 5.000%, 10/1/2054	1,540,168
		TOTAL	3,070,314
		Pennsylvania—7.2%
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	2,142,923
2,000,000		Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	1,687,215
1,250,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Assured Guaranty, Inc. GTD), 5.750%, 12/31/2062	1,294,802
1,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	1,043,579
2,000,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2048	1,735,247
2,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 5.000%, 11/1/2051	2,018,791
Annual Financial Statements and Additional Information

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,250,000	Philadelphia, PA Gas Works Co., Gas Works Revenue Bonds (Seventeenth Series A), (Assured Guaranty, Inc. INS), 5.250%, 8/1/2054	$ 1,299,303
1,595,000	Philadelphia, PA School District, LT GO Bonds (Series 2023B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2033	1,775,144
2,000,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2039	2,086,618
	TOTAL	15,083,622
	Puerto Rico—0.4%
1,157,143	Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	775,286
	Tennessee—0.5%
1,000,000	Memphis, TN (Memphis Light, Gas and Water Division), Electric System Revenue Bonds (Series 2025), 5.000%, 12/1/2050	1,030,932
	Texas—12.1%
1,300,000	Austin, TX Water and Wastewater System, Water and Wastewater System Revenue Refunding Bonds (Series 2026), 5.000%, 11/15/2045	1,383,656
1,800,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	1,695,061
1,215,000	El Paso, TX Independent School District, UT GO School Building Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program INS), 4.000%, 8/15/2048	1,091,437
1,000,000	Harris County, TX Hospital District, LT GO Bonds (Series 2025), 5.250%, 2/15/2050	1,049,432
300,000	Houston, TX (Houston, TX Convention & Entertainment Facilities Department), First Lien Hotel Occupancy Tax Special Revenue and Refunding Bonds (Series 2026C), (Assured Guaranty, Inc. INS), 5.000%, 9/1/2045	316,273
3,000,000	Hutto, TX Independent School District, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/1/2048	3,103,200
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2025), 5.000%, 5/15/2045	1,043,255
575,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2025A), 5.000%, 5/15/2040	618,641
1,000,000	New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facility Revenue bonds (Series 2025), 5.375%, 1/1/2055	989,694
1,000,000	New Hope Cultural Education Facilities Finance Corporation (Children’s Health System of Texas), Hospital Revenue Bonds (Series 2025A), 5.500%, 8/15/2049	1,073,732
1,200,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2025), 5.000%, 11/1/2055	1,157,576
500,000	North Texas Tollway Authority (North Texas Tollway System), First Tier Revenue Refunding Bonds (Series 2022), 5.250%, 1/1/2038	545,466
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 7/1/2032	2,178,942
2,030,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	2,062,579
1,000,000	Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.375%, 6/30/2039	1,050,394
1,000,000	Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners, LLC), Senior Lien Revenue Bonds (Series 2023), 5.500%, 12/31/2058	1,016,762
1,000,000	Texas State Transportation Commission (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2024-C), 5.000%, 8/15/2034	1,116,391
1,000,000	Texas State University System, Revenue Financing System Revenue and Refunding Bonds (Series 2024), 5.250%, 3/15/2054	1,043,132
1,000,000	Texas Transportation Commission State Highway Fund (Texas State), Mobility Fund and Refunding Bonds (Series 2025), 5.000%, 10/1/2044	1,079,251
2,000,000	Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2024A), 4.375%, 10/15/2059	1,870,454
	TOTAL	25,485,328
	Utah—2.0%
1,000,000	Downtown Revitalization Public Infrastructure District, UT, SEG Redevelopment Project First Lien Sales Tax Revenue Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.500%, 6/1/2050	1,074,847
3,000,000	Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025A), 5.500%, 7/1/2050	3,164,265
	TOTAL	4,239,112
	Virginia—1.0%
2,000,000	Loudoun County, VA, UT GO Public Improvement Bonds (Series 2022A), 4.000%, 12/1/2036	2,063,647
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—2.1%
$1,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2025B), 5.500%, 10/1/2050	$ 1,058,362
1,200,000		Seattle, WA (Seattle, WA Municipal Light & Power), Refunding Revenue Bonds (Series 2025), 5.250%, 2/1/2055	1,258,695
2,000,000		Washington State, UT GO Bonds (Series 2025A), 5.000%, 8/1/2049	2,077,562
		TOTAL	4,394,619
		West Virginia—0.3%
500,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2053	528,354
		Wisconsin—2.0%
1,000,000		Public Finance Authority, WI (SR 400 Peach Partners, LLC), Senior Lien Toll Revenue Bonds (Series 2025), 6.500%, 6/30/2060	1,089,506
1,000,000		Public Finance Authority, WI Revenue (Kahala Senior Living Community, Inc.), Kahala Nui Revenue Bonds (Series 2025), 5.250%, 11/15/2055	1,004,994
1,000,000		Public Finance Authority, WI Revenue (Puerto Rico Toll Roads Monetization Project), Senior Lien Revenue Bonds (Series 2024), 5.750%, 7/1/2049	1,025,395
1,000,000		Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Revenue Bonds (Series 2025), 5.250%, 8/15/2050	1,023,862
		TOTAL	4,143,757
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $203,256,818)	203,436,799
	[1]	SHORT-TERM MUNICIPALS—5.1%
		Alabama—0.7%
1,600,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 3.000%, 4/1/2026	1,600,000
		District Of Columbia—0.3%
600,000		District of Columbia Water & Sewer Authority, (Series C-2) Daily VRDNs, (Bank of America N.A. LIQ), 2.700%, 4/1/2026	600,000
		Kentucky—0.6%
1,200,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series B) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.650%, 4/1/2026	1,200,000
		New York—0.5%
450,000		New York City, NY Transitional Finance Authority, (Series 2025 H-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.700%, 4/1/2026	450,000
600,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.800%, 4/1/2026	600,000
		TOTAL	1,050,000
		Ohio—0.5%
1,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.700%, 4/1/2026	1,000,000
		Pennsylvania—0.3%
650,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.900%, 4/1/2026	650,000
		Texas—0.3%
750,000		New Hope Cultural Education Facilities Finance Corporation (Children’s Health System of Texas), (Series 2025B) Daily VRDNs, (Bank of America N.A. LIQ), 2.900%, 4/1/2026	750,000
		Wisconsin—1.9%
500,000		Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.), (Series 2008B) Daily VRDNs, (TD Bank, N.A. LOC), 2.700%, 4/1/2026	500,000
3,450,000		Wisconsin Public Finance Authority (Moses H. Cone Memorial), (Series 2023B) Daily VRDNs, (Truist Bank LOC), 2.550%, 4/1/2026	3,450,000
		TOTAL	3,950,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $10,800,000)	10,800,000
		TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $214,056,818)[3]	214,236,799
		OTHER ASSETS AND LIABILITIES - NET—(1.7%)[4]	(3,589,369)
		NET ASSETS—100%	$210,647,430
Annual Financial Statements and Additional Information

Securities that are subject to the federal alternative minimum tax (AMT) represent 19.6% of the Fund’s portfolio as calculated based upon total market value (Unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2026, these restricted securities amounted to $985,239, which represented 0.5% of net assets.

3	The cost of investments for federal tax purposes amounts to $213,909,921.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
CVI	—Contingent-Value Instruments
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$9.43	$9.65	$9.56	$10.04	$10.79
Income From Investment Operations:
Net investment income[1]	0.33	0.29	0.27	0.24	0.23
Net realized and unrealized gain (loss)	(0.01)	(0.23)	0.08	(0.48)	(0.64)
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.06	0.35	(0.24)	(0.41)
Less Distributions:
Distributions from net investment income	(0.32)	(0.28)	(0.26)	(0.23)	(0.23)
Distributions from net realized gain	—	—	—	(0.01)	(0.11)
TOTAL DISTRIBUTIONS	(0.32)	(0.28)	(0.26)	(0.24)	(0.34)
Net Asset Value, End of Period	$9.43	$9.43	$9.65	$9.56	$10.04
Total Return[2]	3.49%	0.65%	3.80%	(2.32)%	(3.98)%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%[4]	0.83%[4]	0.83%[4]	0.83%
Net investment income	3.48%	2.98%	2.82%	2.49%	2.09%
Expense waiver/reimbursement[5]	0.22%	0.18%	0.17%	0.16%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$172,748	$188,240	$211,090	$207,151	$238,506
Portfolio turnover[6]	37%	31%	19%	40%	18%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.83%, 0.83%, 0.83% and 0.83% for the years ended March 31, 2026, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$9.43	$9.66	$9.57	$10.05	$10.80
Income From Investment Operations:
Net investment income[1]	0.26	0.21	0.20	0.16	0.14
Net realized and unrealized gain (loss)	0.00[2]	(0.23)	0.08	(0.47)	(0.63)
TOTAL FROM INVESTMENT OPERATIONS	0.26	(0.02)	0.28	(0.31)	(0.49)
Less Distributions:
Distributions from net investment income	(0.25)	(0.21)	(0.19)	(0.16)	(0.15)
Distributions from net realized gain	—	—	—	(0.01)	(0.11)
TOTAL DISTRIBUTIONS	(0.25)	(0.21)	(0.19)	(0.17)	(0.26)
Net Asset Value, End of Period	$9.44	$9.43	$9.66	$9.57	$10.05
Total Return[3]	2.81%	(0.20)%	3.02%	(3.04)%	(4.69)%
Ratios to Average Net Assets:
Net expenses[4]	1.58%[5]	1.58%[5]	1.58%[5]	1.58%[5]	1.58%
Net investment income	2.72%	2.22%	2.07%	1.72%	1.34%
Expense waiver/reimbursement[6]	0.22%	0.18%	0.17%	0.16%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,375	$2,022	$3,102	$3,464	$4,827
Portfolio turnover[7]	37%	31%	19%	40%	18%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.58%, 1.58%, 1.58% and 1.58% for the years ended March 31, 2026, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$9.42	$9.64	$9.56	$10.04	$10.79
Income From Investment Operations:
Net investment income[1]	0.33	0.29	0.27	0.24	0.23
Net realized and unrealized gain (loss)	0.00[2]	(0.23)	0.07	(0.48)	(0.64)
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.06	0.34	(0.24)	(0.41)
Less Distributions:
Distributions from net investment income	(0.32)	(0.28)	(0.26)	(0.23)	(0.23)
Distributions from net realized gain	—	—	—	(0.01)	(0.11)
TOTAL DISTRIBUTIONS	(0.32)	(0.28)	(0.26)	(0.24)	(0.34)
Net Asset Value, End of Period	$9.43	$9.42	$9.64	$9.56	$10.04
Total Return[3]	3.60%	0.65%	3.70%	(2.32)%	(3.98)%
Ratios to Average Net Assets:
Net expenses[4]	0.83%[5]	0.83%[5]	0.83%[5]	0.83%[5]	0.83%
Net investment income	3.48%	2.98%	2.82%	2.49%	2.09%
Expense waiver/reimbursement[6]	0.22%	0.18%	0.17%	0.16%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,703	$18,029	$21,608	$23,269	$26,716
Portfolio turnover[7]	37%	31%	19%	40%	18%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.83%, 0.83%, 0.83% and 0.83% for the years ended March 31, 2026, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$9.38	$9.61	$9.52	$10.00	$10.75
Income From Investment Operations:
Net investment income[1]	0.35	0.31	0.29	0.26	0.25
Net realized and unrealized gain (loss)	0.01	(0.23)	0.09	(0.47)	(0.64)
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.08	0.38	(0.21)	(0.39)
Less Distributions:
Distributions from net investment income	(0.35)	(0.31)	(0.29)	(0.26)	(0.25)
Distributions from net realized gain	—	—	—	(0.01)	(0.11)
TOTAL DISTRIBUTIONS	(0.35)	(0.31)	(0.29)	(0.27)	(0.36)
Net Asset Value, End of Period	$9.39	$9.38	$9.61	$9.52	$10.00
Total Return[2]	3.87%	0.81%	4.08%	(2.08)%	(3.75)%
Ratios to Average Net Assets:
Net expenses[3]	0.58%[4]	0.58%[4]	0.58%[4]	0.58%[4]	0.58%
Net investment income	3.74%	3.25%	3.08%	2.75%	2.35%
Expense waiver/reimbursement[5]	0.23%	0.18%	0.17%	0.16%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,822	$22,895	$21,605	$25,503	$25,813
Portfolio turnover[6]	37%	31%	19%	40%	18%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.58%, 0.58%, 0.58% and 0.58% for the years ended March 31, 2026, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
March 31, 2026

Assets:
Investment in securities, at value (identified cost $214,056,818)	$214,236,799
Cash	37,305
Income receivable	2,682,116
Receivable for shares sold	4,622
Total Assets	216,960,842
Liabilities:
Payable for investments purchased	$5,946,403
Payable for shares redeemed	185,726
Payable for other service fees (Notes 2 and 5)	52,609
Income distribution payable	37,956
Payable for investment adviser fee (Note 5)	1,491
Payable for distribution services fee (Note 5)	903
Payable for administrative fee (Note 5)	328
Accrued expenses (Note 5)	87,996
TOTAL LIABILITIES	6,313,412
Net assets for 22,349,055 shares outstanding	$210,647,430
Net Assets Consist of:
Paid-in capital	$228,676,106
Total distributable earnings (loss)	(18,028,676)
NET ASSETS	$210,647,430
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($172,747,742 ÷ 18,319,215 shares outstanding) $0.01 par value, 250,000,000 shares authorized	$9.43
Offering price per share (100/95.50 of $9.43)	$9.87
Redemption proceeds per share	$9.43
Class C Shares:
Net asset value per share ($1,374,554 ÷ 145,642 shares outstanding) $0.01 par value, 50,000,000 shares authorized	$9.44
Offering price per share	$9.44
Redemption proceeds per share (99.00/100 of $9.44)	$9.35
Class F Shares:
Net asset value per share ($14,703,066 ÷ 1,559,762 shares outstanding) $0.01 par value, 50,000,000 shares authorized	$9.43
Offering price per share (100/99.00 of $9.43)	$9.53
Redemption proceeds per share (99.00/100 of $9.43)	$9.34
Institutional Shares:
Net asset value per share ($21,822,068 ÷ 2,324,436 shares outstanding) $0.01 par value, 300,000,000 shares authorized	$9.39
Offering price per share	$9.39
Redemption proceeds per share	$9.39
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended March 31, 2026

Investment Income:
Interest	$9,372,470
Expenses:
Investment adviser fee (Note 5)	$1,080,695
Administrative fee (Note 5)	171,318
Custodian fees	7,612
Transfer agent fees	164,225
Directors’/Trustees’ fees (Note 5)	9,749
Auditing fees	35,538
Legal fees	12,316
Distribution services fee (Note 5)	12,506
Other service fees (Notes 2 and 5)	491,482
Portfolio accounting fees	143,123
Share registration costs	66,883
Printing and postage	32,783
Miscellaneous (Note 5)	34,571
TOTAL EXPENSES	2,262,801
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	(487,079)
Reduction of custodian fees (Note 6)	(3,068)
TOTAL WAIVER AND REDUCTION	(490,147)
Net expenses	1,772,654
Net investment income	7,599,816
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(4,845,325)
Net realized gain on futures contracts	140,824
Net change in unrealized depreciation of investments	4,555,728
Net realized and unrealized gain (loss) on investments and futures contracts	(148,773)
Change in net assets resulting from operations	$7,451,043
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended March 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,599,816	$7,416,691
Net realized loss	(4,704,501)	(4,308,395)
Net change in unrealized appreciation/depreciation	4,555,728	(1,247,695)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,451,043	1,860,601
Distributions to Shareholders:
Class A Shares	(6,156,188)	(5,970,471)
Class C Shares	(44,574)	(61,591)
Class F Shares	(562,524)	(575,336)
Institutional Shares	(743,232)	(743,737)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,506,518)	(7,351,135)
Share Transactions:
Proceeds from sale of shares	24,138,992	21,719,464
Net asset value of shares issued to shareholders in payment of distributions declared	7,045,306	6,846,398
Cost of shares redeemed	(51,666,634)	(49,294,768)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,482,336)	(20,728,906)
Change in net assets	(20,537,811)	(26,219,440)
Net Assets:
Beginning of period	231,185,241	257,404,681
End of period	$210,647,430	$231,185,241
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $490,147 is disclosed in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, Class F Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended March 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$446,354
Class C Shares	4,169
Class F Shares	40,959
TOTAL	$491,482
For the year ended March 31, 2026, the Fund’s Institutional Shares did not accrue these fees but may upon Director approval.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At March 31, 2026, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $1,928,341. This is based on amounts held as of each month-end throughout the fiscal year.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Annual Financial Statements and Additional Information

Additional information on restricted securities held at March 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Build NYC Resource Corporation (RiverSpring Health Senior Living), Rivers Edge Revenue Bonds TEMPS-50 (Series 2026B-3), 5.000%, 12/15/2031	02/06/2026	$1,000,000	$985,239
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$140,824
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 3/31/2026		Year Ended 3/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,437,818	$13,440,073	1,218,194	$11,781,273
Shares issued to shareholders in payment of distributions declared	607,311	5,701,118	569,224	5,472,483
Shares redeemed	(3,694,820)	(34,659,941)	(3,697,464)	(35,625,323)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,649,691)	$(15,518,750)	(1,910,046)	$(18,371,567)
	Year Ended 3/31/2026		Year Ended 3/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	24,185	$226,024	32,256	$312,968
Shares issued to shareholders in payment of distributions declared	4,722	44,315	6,072	58,437
Shares redeemed	(97,570)	(912,525)	(145,255)	(1,398,809)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(68,663)	$(642,186)	(106,927)	$(1,027,404)
	Year Ended 3/31/2026		Year Ended 3/31/2025
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	100,155	$933,205	85,624	$825,523
Shares issued to shareholders in payment of distributions declared	59,714	560,342	59,711	573,707
Shares redeemed	(513,346)	(4,823,848)	(472,556)	(4,549,208)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(353,477)	$(3,330,301)	(327,221)	$(3,149,978)
	Year Ended 3/31/2026		Year Ended 3/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,021,852	$9,539,690	918,317	$8,799,700
Shares issued to shareholders in payment of distributions declared	79,064	739,531	77,496	741,771
Shares redeemed	(1,216,152)	(11,270,320)	(805,174)	(7,721,428)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(115,236)	$(991,099)	190,639	$1,820,043
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,187,067)	$(20,482,336)	(2,153,555)	$(20,728,906)
Annual Financial Statements and Additional Information

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2026 and 2025, was as follows:
	2026	2025
Tax-exempt income	$7,448,806	$7,351,135
Ordinary income	$57,712	$—
TOTAL	$7,506,518	$7,351,135
As of March 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$84,228
Net unrealized appreciation	$326,878
Capital loss carryforwards and deferrals	$(18,439,782)
TOTAL	$(18,028,676)
At March 31, 2026, the cost of investments for federal tax purposes was $213,909,921. The net unrealized appreciation of investments for federal tax purposes was $326,878. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,826,107 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,499,229. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
As of March 31, 2026, the Fund had a capital loss carryforward of $18,439,782 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,771,381	$15,668,401	$18,439,782
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) 0.30% of the Fund’s average daily net assets; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended March 31, 2026, the Adviser voluntarily waived $487,079 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2026, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Annual Financial Statements and Additional Information

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$12,506
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2026, FSC retained $1,465 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2026, FSC retained $2,418 in sales charges from the sale of Class A Shares. FSC also retained $542 of CDSC relating to redemptions of Class F Shares.
Other Service Fees
For the year ended March 31, 2026, FSSC received $103,821 of other service fees disclosed in Note 2.
Interfund Transactions
During the year ended March 31, 2026, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $54,795,000 and $59,845,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.83%, 1.58%, 0.83% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended March 31, 2026, the Fund’s expenses were offset by $3,068 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2026, were as follows:
Purchases	$79,543,123
Sales	$101,105,177
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2026, the Fund had no outstanding loans. During the year ended March 31, 2026, the Fund did not utilize the LOC.
Annual Financial Statements and Additional Information

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2026, there were no outstanding loans. During the year ended March 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended March 31, 2026, 100% of distributions from net investment income is exempt from federal income tax other than the federal AMT.
13. SUBSEQUENT EVENTS
On May 14, 2026, the Directors approved a Plan of Conversion for the Class F Shares of the Fund pursuant to which the Class F Shares of the Fund will be converted into the Fund’s existing Class A Shares on or about August 28, 2026, resulting in the closure and termination of the Fund’s Class F Shares.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF DIRECTORS OF FEDERATED HERMES MUNICIPAL BOND FUND, INC.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Municipal Bond Fund, Inc. (the “Fund”), including the portfolio of investments, as of March 31, 2026, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
May 22, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Municipal Bond Fund, Inc. (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year and five-year periods, and was above the Performance Peer Group median for the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Annual Financial Statements and Additional Information

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Municipal Bond Fund, Inc.

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313913105
CUSIP 313913303
CUSIP 313913402
CUSIP 313913600
8042830 (5/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Municipal Bond Fund, Inc.: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Municipal Bond Fund, Inc.: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Municipal Bond Fund, Inc.: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Municipal Bond Fund, Inc.: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Municipal Bond Fund, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  May 22, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 22, 2026